SHARE-BASED COMPENSATION - Plan Awards Activity (Details)		1 Months Ended	12 Months Ended
	Feb. 11, 2021 shares	Mar. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ₽ / shares shares
Share options.
Options, Quantity
Outstanding at the beginning of the period (in shares)			2,895,300	2,895,300
Outstanding at the end of the period (in shares)			2,895,300	2,895,300
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | $ / shares			$ 44.32
Outstanding at the end of the period (in dollars or euros per share) | $ / shares			$ 44.32
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)			75,000	75,000
Outstanding at the end of the period (in shares)			75,000	75,000
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 32.85
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 32.85
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)			15,637,141	15,637,141
Granted (in shares)		3,300,000	1,405,026	1,405,026
Exercised (in shares)			(244,287)	(244,287)
Forfeited (in shares)			(1,250,103)	(1,250,103)
Cancelled (in shares)			(3,608,057)	(3,608,057)
Outstanding at the end of the period (in shares)			11,939,720	11,939,720
PSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)			432,278	432,278
Granted (in shares)			62,046	62,046
Forfeited (in shares)			(83,907)	(83,907)
Cancelled (in shares)			(238,438)	(238,438)
Outstanding at the end of the period (in shares)			171,979	171,979
Synthetic Options
Options, Quantity
Outstanding at the beginning of the period (in shares)			2,092,061	2,092,061
Granted (in shares)			549,570	549,570
Exercised (in shares)			(283,405)	(283,405)
Forfeited (in shares)			(419,335)	(419,335)
Cancelled (in shares)			(98,044)	(98,044)
Cancelled (in shares)			(98,044)	(98,044)
Outstanding at the end of the period (in shares)			1,840,847	1,840,847
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | ₽ / shares				₽ 1,178.9
Granted (in dollars per share) | ₽ / shares				6,109.1
Exercised (in dollars per share) | ₽ / shares				1,505.5
Forfeited (in dollars per share) | ₽ / shares				2,812.4
Cancelled (in dollars per share) | ₽ / shares				2,182.2
Outstanding at the end of the period (in dollars or euros per share) | ₽ / shares				₽ 2,174.9
Business Units Equity Awards
Options, Quantity
Outstanding at the beginning of the period (in shares)			2,092,397	2,092,397
Granted (in shares)			1,263,772	1,263,772
Exercised (in shares)			(592,115)	(592,115)
Forfeited (in shares)			(71,000)	(71,000)
Cancelled (in shares)			(412,408)	(412,408)
Cancelled (in shares)			(466,595)	(466,595)
Outstanding at the end of the period (in shares)			2,226,459	2,226,459
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | ₽ / shares				₽ 883.6
Granted (in dollars per share) | ₽ / shares				2,115.4
Exercised (in dollars per share) | ₽ / shares				912.5
Forfeited (in dollars per share) | ₽ / shares				1,861.8
Expired (in dollars per share) | ₽ / shares				1,970.4
Outstanding at the end of the period (in dollars or euros per share) | ₽ / shares				₽ 1,316.2
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
Options, Quantity
Outstanding at the beginning of the period (in shares)			2,249,613	2,249,613
Forfeited (in shares)			(82,779)	(82,779)
Cancelled (in shares)			(63,301)	(63,301)
Outstanding at the end of the period (in shares)
SARs and RSUs, Quantity
Forfeited (in shares)			(82,779)	(82,779)
Outstanding at the end of the period (in shares)			2,103,533	2,103,533